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                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

AUGUST 31, 2002



CREDIT SUISSE
GLOBAL NEW TECHNOLOGIES FUND



MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
PORTFOLIO MANAGERS' LETTER
August 31, 2002

                                                                 October 1, 2002

Dear Shareholder:

     For the 12 months ended August 31, 2002, the Common Class Shares of Credit Suisse Global New Technologies Fund(1,2) (the "Fund") had a loss of 21.48%, vs. declines of 17.20% and 17.99%, respectively, for the Morgan Stanley World Index(3) and the S&P 500 Index(4). Note: At the end of the period, the Fund had a large cash weighting. This reflected the Fund's temporary defensive position aimed at preserving liquidity, given the small size of the Fund and its limited number of shareholders.

     The period was a poor one for equities. While the economy showed surprising resilience in the wake of September 11, helping markets to rally in late 2001, sentiment deteriorated in 2002. This was largely due to widespread concerns over accounting and corporate-governance issues and a lackluster profit backdrop. There were few places to hide, with even many traditionally defensive sectors posting significant losses. That said, technology and telecommunications stocks were the worst performers, spiraling further downward in the wake of their strong surge in the late 1990s. By the end of the century, investor enthusiasm for technology stocks had been so strong for so long, that when the global economy began to weaken, the group hit severe turbulence as an apparent bubble deflated.

     The Fund's performance reflected the difficult environment for the stocks it targets. A number of its media, software, electronics and telecom-related holdings had significant declines. Recent weakness in global technology shares notwithstanding, we continue to believe in the group as an asset class.

     As the world moves from the computer age to more fully enter the information age, the numbers remain compelling. Since 1994, for example, the number of Americans who use the Internet has grown from 90,000 to almost 80 million, with worldwide users totaling over 200 million and growing. Continued innovation and new applications, coupled with factors such as a global deregulation trend, an ongoing push for productivity improvements, and demand for new media venues are creating investment opportunities in areas such as electronics, broadband, wireless and information storage. As always, we will maintain a research-driven, bottom-up stock-selection process, attempting to identify companies we deem to have the best long-term growth prospects.

Todd Jacobson                          Scott Lewis
Co-Portfolio Manager                   Co-Portfolio Manager


                                       1
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     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING
CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS BY INVESTING IN A GROUP OF RELATED SECURITIES (TECHNOLOGY SECTOR) IT IS SUBJECT TO INCREASED RISK. INVESTORS MAY ONLY WANT TO CONSIDER IT FOR THE AGGRESSIVE PORTION OF THEIR PORTFOLIO. THE FUND MAY NOT BE APPROPRIATE FOR EVERYONE.

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           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND(1,2),
                THE MSCI WORLD INDEX(3) AND THE S&P 500 INDEX(4)
                     FROM INCEPTION (12/22/00) (UNAUDITED).

[CHART]

           CREDIT SUISSE GLOBAL
        NEW TECHNOLOGIES FUND(1,2)    MSCI WORLD INDEX(3)    S&P 500 INDEX(4)
                           $10,000                $10,000             $10,000
12/00                       $9,902                $10,163             $10,049
 1/01                      $10,598                $10,361             $10,405
 2/01                       $8,628                 $9,486              $9,457
 3/01                       $7,863                 $8,865              $8,858
 4/01                       $8,658                 $9,522              $9,546
 5/01                       $8,413                 $9,404              $9,610
 6/01                       $8,217                 $9,111              $9,376
 7/01                       $7,393                 $8,991              $9,284
 8/01                       $6,482                 $8,561              $8,703
 9/01                       $5,423                 $7,808              $8,000
10/01                       $6,070                 $7,958              $8,152
11/01                       $6,835                 $8,430              $8,778
12/01                       $6,835                 $8,484              $8,855
 1/02                       $6,482                 $8,228              $8,725
 2/02                       $6,119                 $8,158              $8,557
 3/02                       $6,324                 $8,520              $8,879
 4/02                       $5,814                 $8,234              $8,341
 5/02                       $5,775                 $8,253              $8,279
 6/02                       $5,412                 $7,754              $7,690
 7/02                       $5,040                 $7,102              $7,090
 8/02                       $5,088                 $7,116              $7,137

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                  AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2002

                                                                     INCEPTION
                                                    1 YEAR            TO DATE
                                                    ------            -------
Common Class                                       (21.48%)          (32.90%)

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                                                     INCEPTION
                                                    1 YEAR            TO DATE
                                                    ------            -------
Common Class                                       (11.93%)          (34.06%)

--------------
(1) Name changed from Credit Suisse Warburg Pincus Global New Technologies Fund effective December 12, 2001.

(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(3) The Morgan Stanley Capital International World Index is a market-weighted average of the performance of securities listed on the stock exchanges of all developed countries. Investors cannot invest directly in an index.

(4) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2002

                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ---------    --------
COMMON STOCKS (45.1%)
BERMUDA (1.3%)
INDUSTRIAL CONGLOMERATES (1.3%)
    Tyco International, Ltd.                                         700    $ 10,983
                                                                            --------
TOTAL BERMUDA                                                                 10,983
                                                                            --------
TAIWAN (2.0%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
    Taiwan Semiconductor Manufacturing Company, Ltd. ADR           2,090      17,075
                                                                            --------
TOTAL TAIWAN                                                                  17,075
                                                                            --------
UNITED KINGDOM (0.7%)
IT CONSULTING & SERVICES (0.7%)
    CMG PLC                                                        5,400       6,432
                                                                            --------
TOTAL UNITED KINGDOM                                                           6,432
                                                                            --------
UNITED STATES (41.1%)
COMMUNICATIONS EQUIPMENT (6.0%)
    Cisco Systems, Inc.*                                           1,500      20,730
    Motorola, Inc.                                                   700       8,400
    QUALCOMM, Inc.*                                                  800      22,168
                                                                            --------
                                                                              51,298
                                                                            --------
COMPUTERS & PERIPHERALS (7.1%)
    Dell Computer Corp.*                                           2,300      61,203
                                                                            --------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
    SBC Communications, Inc.                                       1,000      24,740
                                                                            --------
INTERNET SOFTWARE & SERVICES (0.3%)
    Openwave Systems, Inc.*                                        2,400       2,400
                                                                            --------
MEDIA (7.7%)
    AOL Time Warner, Inc.*                                         1,800      22,770
    Cox Radio, Inc. Class A*                                         200       4,796
    Gemstar-TV Guide International, Inc.*                          1,300       5,356
    Liberty Media Corp. Class A*                                   4,000      33,440
                                                                            --------
                                                                              66,362
                                                                            --------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.6%)
    Micron Technology, Inc.*                                         200       3,450
    Teradyne, Inc.*                                                  700       8,855
    Texas Instruments, Inc.                                          500       9,850
                                                                            --------
                                                                              22,155
                                                                            --------
SOFTWARE (10.9%)
    Electronic Arts, Inc.*                                           500      31,630
    Network Associates, Inc.*                                      1,500      19,500
    Oracle Corp.*                                                  2,700      25,893
    VERITAS Software Corp.*                                        1,000      16,190
                                                                            --------
                                                                              93,213
                                                                            --------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ---------    --------
COMMON STOCKS (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES (3.6%)
    AT&T Wireless Services, Inc.*                                  2,500    $ 12,350
    Nextel Communications, Inc. Class A*                           2,500      19,025
                                                                            --------
                                                                              31,375
                                                                            --------
TOTAL UNITED STATES                                                          352,746
                                                                            --------

TOTAL COMMON STOCKS (Cost $883,088)                                          387,236
                                                                            --------
                                                                  PAR
                                                                 (000)
                                                               ---------
SHORT-TERM INVESTMENT (53.1%)
    State Street Bank and Trust Co. Time Deposit,
    1.688%, 9/03/02 (Cost $455,000)                                 $455     455,000
                                                                            --------

TOTAL INVESTMENTS (98.2%) (Cost $1,338,085)                                  842,236

OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)                                  15,144
                                                                            --------
NET ASSETS (100.0%)                                                         $857,380
                                                                            ========

                            INVESTMENT ABBREVIATIONS
                       ADR = American Depository Receipt

--------------------
* Non-income producing security.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002

ASSETS
    Investments at value (Cost $1,338,085)                              $  842,236
    Cash                                                                       284
    Receivable from investment adviser                                      45,773
    Dividend and interest receivable                                            79
    Other assets                                                               870
                                                                        ----------
      Total Assets                                                         889,242
                                                                        ----------
LIABILITIES
    Administrative services fee payable                                        473
    Directors fee payable                                                    4,327
    Distribution fee payable                                                   647
    Other accrued expenses payable                                          26,415
                                                                        ----------
      Total Liabilities                                                     31,862
                                                                        ----------
NET ASSETS
    Capital stock, $0.001 par value                                            165
    Paid-in capital                                                      2,133,707
    Accumulated net investment loss                                           (301)
    Accumulated net realized loss from investments and
    foreign currency transactions                                         (780,342)
    Net unrealized depreciation from investments and
    foreign currency translations                                         (495,849)
                                                                        ----------
      Net Assets                                                        $  857,380
                                                                        ==========
    Common Shares outstanding                                              165,326
                                                                        ----------
    Net asset value, offering price and redemption price per share           $5.19
                                                                        ==========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2002

INVESTMENT INCOME
    Dividends                                                                                $   3,417
    Interest                                                                                     5,946
    Foreign taxes withheld                                                                        (324)
                                                                                             ---------
      Total investment income                                                                    9,039
                                                                                             ---------
EXPENSES
    Investment advisory fees                                                                    14,762
    Administrative services fees                                                                 4,633
    Shareholder servicing/Distribution fees                                                      3,691
    Legal fees                                                                                  45,564
    Directors fees                                                                              22,640
    Registration fees                                                                           49,194
    Printing fees                                                                               16,710
    Audit fees                                                                                  14,461
    Transfer agent fees                                                                          3,007
    Miscellaneous expense                                                                        3,911
                                                                                             ---------
      Total expenses                                                                           178,573
    Less: fees waived, expenses reimbursed and transfer agent offsets                         (154,595)
                                                                                             ---------
      Net expenses                                                                              23,978
                                                                                             ---------
       Net investment loss                                                                     (14,939)
                                                                                             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                        (402,240)
    Net realized gain from foreign currency transactions                                        18,203
    Net change in unrealized appreciation (depreciation) from investments                      158,028
    Net change in unrealized appreciation (depreciation) from foreign currency translations     15,559
                                                                                             ---------
    Net realized and unrealized loss from investments and foreign currency related items      (210,450)
                                                                                             ---------
    Net decrease in net assets resulting from operations                                     $(225,389)
                                                                                             =========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR      FOR THE YEAR
                                                                                   ENDED             ENDED
                                                                             AUGUST 31, 2002   AUGUST 31, 2001(1)
                                                                             ---------------   ------------------
FROM OPERATIONS
  Net investment loss                                                           $  (14,939)       $  (22,000)
  Net realized loss from investments and foreign currency transactions            (384,037)         (398,522)
  Net change in unrealized appreciation (depreciation) from investments
   and foreign currency translations                                               173,587          (669,436)
                                                                                ----------        ----------
   Net decrease in net assets resulting from operations                           (225,389)       (1,089,958)
                                                                                ----------        ----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                      55,279         3,314,472
  Net asset value of shares redeemed                                            (1,138,872)          (58,152)
                                                                                ----------        ----------
   Net increase (decrease) in net assets from capital share transactions        (1,083,593)        3,256,320
                                                                                ----------        ----------
  Net increase (decrease) in net assets                                         (1,308,982)        2,166,362

NET ASSETS
  Beginning of period                                                            2,166,362                --
                                                                                ----------        ----------
  End of period                                                                 $  857,380        $2,166,362
                                                                                ==========        ==========
ACCUMULATED NET INVESTMENT LOSS                                                 $     (301)       $   (1,942)
                                                                                ----------        ----------
                                                                                ==========        ==========

-------------------
(1)  For the period December 22, 2000 (inception date) through August 31, 2001.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                              FOR THE YEAR ENDED AUGUST 31,
                                                              -----------------------------
                                                                  2002           2001(1)
                                                              ------------    -------------
PER SHARE DATA
  Net asset value, beginning of period                          $  6.61         $ 10.20
                                                                -------         -------
INVESTMENT OPERATIONS
  Net investment loss                                             (0.10)          (0.07)
  Net loss on investments and foreign currency
    related items (both realized and unrealized)                  (1.32)          (3.52)
                                                                -------         -------
      Total from investment operations                            (1.42)          (3.59)
                                                                -------         -------
NET ASSET VALUE, END OF PERIOD                                  $  5.19         $  6.61
                                                                =======         =======
      Total return(2)                                            (21.48)%        (35.20)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $   857         $ 2,166
    Ratio of expenses to average net assets(3)                     1.62%           1.51%(4)
    Ratio of net investment loss to average net assets            (1.01)%         (1.15)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        10.47%           7.10%(4)
  Portfolio turnover rate                                            26%            152%

-------------------
(1)  For the period December 22, 2000 (inception date) through August 31, 2001.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .00% and .01% for the year ended August 31, 2002 and for the period ended August 31, 2001, respectively. The operating expense ratio after reflecting these arrangements was 1.62% and 1.50% (annualized) for the year ended August 31, 2002 and for the period ended August 31, 2001, respectively.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Global New Technologies Fund, formerly Credit Suisse Warburg Pincus Global New Technologies Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks capital appreciation. The Fund was incorporated under the laws of the State of Maryland on May 25, 2000.

     The Fund is authorized to offer three classes of shares: Common, Institutional, and Advisor, although only Common shares were offered. Effective December 12, 2001, all classes were closed to new investments. However, effective September 23, 2002, Common shares were reopened to new investments. Common shares for the Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to .25% of the average daily net assets value of the Fund's outstanding Common shares. In addition, the Common shares bear co-administration fees.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At August 31, 2002, the Fund had no open forward foreign currency contracts.

     I) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which it invests, with its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

     The Fund invests a high percentage of its assets in specific sectors of the market, namely technology. As a result, the financial, economic, business and political developments in this sector, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments in a single sector. In addition, the Fund is sector concentrated and, under normal market conditions would invest 80% or more of its assets in a group of related industries within the technology sector of the market.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended August 31, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed for the Fund were as follows:

                  GROSS                        NET           EXPENSE
              ADVISORY FEE     WAIVER     ADVISORY FEE   REIMBURSEMENTS
              ------------     ------     ------------   --------------
                 $14,762     $(14,762)         $--         $(138,901)

     Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, serves as sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Fund, At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective June 1, 2002.

     For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended August 31, 2002, administrative services fees earned by CSAMSI were $1,476.

     For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------          --------------------------------
           First $500 million                .08% of average daily net assets
           Next $1 billion                   .07% of average daily net assets
           Over $1.5 billion                 .06% of average daily net assets

     For the period September 1, 2001 through May 31, 2002, the administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were $2,876 and $928, respectively.

     For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------          ---------------------------------
           First $5 billion                  .050% of average daily net assets
           Next $5 billion                   .035% of average daily net assets
           Over $10 billion                  .020% of average daily net assets

     For the period June 1, 2002 to August 31, 2002, administrative service fees earned by SSB (including out-of-pocket expenses) were $281.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average net assets. For the year ended August 31, 2002, shareholder servicing and distribution fees earned by CSAMSI were $3,691.

     Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expenses. For the year ended August 31, 2002, the Fund received credits under this agreement in the amount of $4.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended August 31, 2002, the Fund did not reimburse CSAM.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the year ended August 31, 2002, Merrill was paid $18,794 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     Through June 18, 2002 the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At August 31, 2002, there were no loans outstanding under either the New Credit Facility or the Prior Credit Facility.

     During the year ended August 31, 2002, the Fund had no borrowings under the Prior Credit Facility and/or the New Credit Facility.


NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended August 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $304,891 and $1,557,117, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in Common Class shares of the Fund were as follows:

                                     FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                      AUGUST 31, 2002         AUGUST 31, 2001(1)
                                  -----------------------  -----------------------
                                    SHARES       VALUE       SHARES       VALUE
                                  ---------  ------------  ---------   -----------
Shares sold                          8,070      $ 55,279    334,624    $3,314,472
Shares redeemed                   (170,526)   (1,138,872)    (6,852)      (58,152)
                                  --------   -----------    -------    ----------
Net increase (decrease)           (162,456)  $(1,083,593)   327,782    $3,256,320
                                  ========   ===========    =======    ==========

(1)  For the period December 22, 2000 (inception date) through August 31, 2001.

     On August 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of the Fund were as follows:

                                           NUMBER OF     APPROXIMATE PERCENTAGE
                                         SHAREHOLDERS     OF OUTSTANDING SHARES
                                         ------------     ---------------------
Common Class                                   1                    98%

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, Post-October losses and excise tax regulations.

     There were no distributions in the year ended August 31, 2002.

     At August 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary loss                         $      (301)
       Accumulated net realized loss                          (780,342)
       Unrealized depreciation                                (495,849)
                                                           -----------
                                                           $(1,276,492)
                                                           ===========

     At August 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains of $510,467 expiring in August 2010.

     Under current tax law, certain capital losses realized after October 31 within taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended August 31, 2002, the Fund elected to defer net losses arising between November 1, 2001 and August 31, 2002 of $270,176.

     At August 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $1,338,085, $8,721, ($504,570) and ($495,849), respectively.

     At August 31, 2002, the Fund reclassified $16,580 to accumulated undistributed net investment income, and $275 to accumulated net realized gain
(loss) from Paid in Capital to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and forward foreign currency contracts. Net assets were not affected by these reclassifications.

CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Global New Technologies Fund, Inc.:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global New Technologies Fund, Inc. (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year (or period) in the period then ended and the financial highlights for the year (or period) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 21, 2002

CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND           SERVED      PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
---------------------         ----           ------      ---------------        --------         ----------------
INDEPENDENT DIRECTORS

Richard H. Francis            Director and   Since       Currently retired;     54               Director of
40 Grosvenor Road             Audit          Fund        Executive Vice                          The Indonesia
Short Hills, New Jersey       Committee      Inception   President and                           Fund, Inc.
07078                         Member                     Chief Financial
                                                         Officer of Pan Am
Age: 68                                                  Corporation and
                                                         Pan American
                                                         World Airways,
                                                         Inc. from 1988 to
                                                         1991

Jack W. Fritz                 Director and   Since       Private investor;      54               Director of
2425 North Fish               Audit          Fund        Consultant and                          Advo, Inc.
Creek Road                    Committee      Inception   Director of Fritz                       (direct mail
P.O. Box 1287                 Member                     Broadcasting, Inc.                      advertising)
Wilson, Wyoming                                          And Fritz
83014                                                    Communications
                                                         (developers and
Age: 73                                                  operators of radio
                                                         stations) since
                                                         1987

Jeffrey E. Garten             Director and   Since       Dean of Yale           54               Director of
Box 208200                    Audit          Fund        School of                               Aetna, Inc.;
New Haven, Connecticut        Committee      Inception   Management and                          Director of
06520-8200                    Member                     William S. Beinecke                     Calpine Energy
                                                         Professor in the                        Corporation,
Age: 54                                                  Practice of                             Director of
                                                         International                           CarMax Group
                                                         Trade and Finance;                      (used car
                                                         Undersecretary of                       dealers)
                                                         Commerce for
                                                         International Trade
                                                         from November 1993
                                                         to October 1995;
                                                         Professor at
                                                         Columbia University
                                                         from September
                                                         1992 to November
                                                         1993

-------------------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND           SERVED      PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
---------------------         ----           ------      ---------------        --------         ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh                Director and   Since       Dean Emeritus and      54               Member of the
301 ICC                       Audit          2001        Distinguished Professor                 Board
Georgetown University         Committee                  of International Affairs                of The Carlisle
Washington, DC 20057          Member                     at the Edmund A.                        Companies Inc.;
                                                         Walsh School of                         Member of
Age: 64                                                  Foreign Service,                        Selection
                                                         Georgetown University;                  Committee
                                                         Moderator of PBS                        for Truman
                                                         Foreign affairs television               Scholars and
                                                         Series                                  Henry Luce
                                                                                                 Scholars; Senior
                                                                                                 Associate of
                                                                                                 Center for
                                                                                                 Strategic and
                                                                                                 International
                                                                                                 Studies; Trustee
                                                                                                 of numerous
                                                                                                 world affairs
                                                                                                 organizations

James S. Pasman, Jr.          Director and   Since       Currently retired;     54               Director of
29 The Trillium               Audit          Fund        President and Chief                     Education
Pittsburgh, Pennsylvania      Committee      Inception   Operating Officer of                    Management
15238                         Member                     National InterGroup,                    Corp.; Director
                                                         Inc. from April 1989                    of Tyco
Age: 70                                                  to March 1991;                          International
                                                         Chairman of Permian                     Ltd.; Director
                                                         Oil Co. from April 1989                 of Credit
                                                          to March 1991                          Suisse Asset
                                                                                                 Management
                                                                                                 Income Fund,
                                                                                                 Inc.; Trustee of
                                                                                                 Credit Suisse
                                                                                                 High Yield Bond
                                                                                                 Fund; Trustee
                                                                                                 of Deutsche
                                                                                                 VIT Funds,
                                                                                                 overseeing six
                                                                                                 portfolios

                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND           SERVED      PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
---------------------         ----           ------      ---------------        --------         ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Steven N. Rappaport           Director and   Since       Partner of RZ Capital  54               Director of
RZ Capital LLC                Audit          Fund        LLC since 2001;                         The First Israel
40 East 52nd Street           Committee      Inception   President of Loanet,                    Fund, Inc.
New York, New York            Chairman                   Inc. (on-line accounting
10022                                                    service) from 1997 to
                                                         2001; Executive Vice
Age: 52                                                  President of Loanet, Inc.
                                                         from 1994 to 1997;
                                                         Director, President, North
                                                         American Operations,
                                                         and former Executive
                                                         Vice President from
                                                         1992 to 1993 of
                                                         Worldwide Operations
                                                         of Metallurg Inc.;
                                                         (manufacturer of specialty
                                                         metals and alloys);
                                                         Executive Vice
                                                         President, Telerate, Inc.
                                                         (provider of real-time
                                                         information to the capital
                                                         markets) from 1987 to
                                                         1992; Partner in the law
                                                         firm of Hartman & Craven
                                                         until 1987
INTERESTED DIRECTOR
William W. Priest2            Director       Since       Senior Partner and     54               Director of The
Steinberg Priest & Sloane                    Fund        Fund Manager,                           Brazilian Equity
Capital Management                           Inception   Steinberg Priest &                      Fund, Inc.; The
12 East 49th Street                                      Sloane Capital                          Chile Fund, Inc.;
12th Floor                                               Management since                        The Emerging
New York, New York                                       March 2001; Chairman                    Markets Tele-
10017                                                    and Managing                            communications
                                                         Director of CSAM                        Fund, Inc.; The
Age: 60                                                  from 2000 to                            First Israel Fund,
                                                         February 2001, Chief                    Inc.; The Latin
                                                         Executive Officer and                   American Equity
                                                         Managing Director of                    Fund, Inc.; The
                                                         CSAM from 1990 to                       Indonesia Fund,
                                                         2000                                    Inc.; and Credit


                                                          Suisse Asset
                                                          Management
                                                          Income Fund, Inc.

-------------------
(2) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                             TERM
                                             OF OFFICE(1)
                                             AND
                              POSITION(S)    LENGTH        PRINCIPAL
                              HELD WITH      OF TIME       OCCUPATION(S) DURING
NAME, ADDRESS AND AGE         FUND           SERVED        PAST FIVE YEARS
---------------------         ----           ------        ---------------
OFFICERS
Laurence R. Smith             Chairman       Since         Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                          2002          CSAM; acting Chief Executive Officer of CSAMAmericas;
Management LLC                                             Associated with JP Morgan Investment Management from
466 Lexington Avenue                                       1981 to 1999
New York, New York
10017-3147

Age: 44
Hal Liebes, Esq.              Vice President Since         Managing Director and General Counsel of CSAM;
Credit Suisse Asset           and Secretary  Fund          Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management LLC                               Inception     Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue                                       CS First Boston Investment Management from 1994 to 1995;
New York, New York                                         Associated with Division of Enforcement, U.S. Securities
10017-3147                                                 and Exchange Commission from 1991 to 1994

Age: 38
Michael A. Pignataro          Treasurer      Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset           and Chief      Fund          Associated with CSAM since 1984
Management LLC                Financial      Inception
466 Lexington Avenue          Officer
New York, New York
10017-3147

Age: 42
Gregory N. Bressler, Esq.     Assistant      Since         Vice President and Legal Counsel of CSAM since
Credit Suisse Asset           Secretary      Fund          January 2000; Associated with the law firm of
Management LLC                               Inception     Swidler Berlin Shereff Friedman LLP from 1996 to 2000
466 Lexington Avenue
New York, New York
10017-3147

Age: 35
Kimiko T. Fields, Esq.        Assistant      Since         Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset           Secretary      2002          December 2000; Assistant Vice President, Institutional
Management LLC                                             Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                       December 2000; Marketing Associate, International Equity
New York, New York                                         Department, Warburg Pincus Asset Management, Inc. from
10017-3147                                                 January 1998 to January 2002; self-employed author and
                                                           consultant, from January 1996 to January 1997.
Age: 38

                                             TERM
                                             OF OFFICE(1)
                                             AND
                              POSITION(S)    LENGTH        PRINCIPAL
                              HELD WITH      OF TIME       OCCUPATION(S) DURING
NAME, ADDRESS AND AGE         FUND           SERVED        PAST FIVE YEARS
---------------------         ----           ------        ---------------
OFFICERS--(CONTINUED)
Rocco A. DelGuercio           Assistant      Since         Vice President and Administrative Officer of CSAM;
Credit Suisse Asset           Treasurer      Fund          Associated with CSAM since June 1996; Assistant
Management LLC                               Inception     Treasurer, Bankers Trust Corp.-- Fund Administration
466 Lexington Avenue                                       from March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                         Supervisor, Dreyfus Corporation from April 1987 to
10017-3147                                                 March 1994

Age: 38
Joseph Parascondola           Assistant      Since         Assistant Vice President-- Fund Administration of CSAM
Credit Suisse Asset           Treasurer      Fund          since April 2000; Assistant Vice President, Deutsche Asset
Management LLC                               Inception     Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                       Vice President,Weiss, Peck & Greer LLC from
New York, New York                                         November 1995 to December 1998
10017-3147

Age: 38

-------------------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

     The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

P.O. BOX 9030, BOSTON, MA 02205-9030       [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPGNT-2-0802